Borrowings - Schedule of Borrowings (Parenthetical) (Detail) R in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	May 09, 2019 USD ($)	May 27, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2020 AUD ($)	Nov. 23, 2020 AUD ($)	Nov. 19, 2020 AUD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 25, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 24, 2019	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 1,200.0
Term loan and revolving credit facility											$ 1,290.0
Outstanding Notes			1,526.9							$ 1,845.8
Total proceeds from issue of notes and debentures	$ 1,000.0
Average borrowings interest rate	5.625%
Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings											1,290.0
Term loan and revolving credit facility											1,200.0
Revolving Credit Facility [member] | Gold Fields Ghana Holdings [member]
Disclosure of detailed information about borrowings [line items]
Revolving Credit Facilities											1,200.0
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			1,000.0							1,000.0
Purchase of notes, amount			$ 147.6
Purchase price per US$1,000										880.0
Borrowing financed, description			the purchase of an aggregate principal amount of notes equal to US$147.6 million at the purchase price of US$880 per US$1,000 in principal amount of notes. GFA held the notes until their maturity on 7 October 2020. The group recognised a profit of US$17.7 million in 2016 on the buy back of the 2020 notes.
Profit (loss) on buy back of notes		$ (5.0)		$ 17.7
Outstanding Notes		$ 250.0	$ 0.0							601.4
Percentage At Shares Repurchased		102.00%											101.73%
Notes Maturity			7 October 2020
US$500 million 5-year notes issue (the 5-year notes)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 500.0
Unamortized transaction costs			3.0							3.7
Interest Rate On Notes	5.125%
US$500 million 10-year notes issue (the 10-year notes)
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			500.0
Unamortized transaction costs			3.6							3.9
Interest Rate On Notes	6.125%
US$150 million revolving senior secured credit facility - New [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			150.0
US$100 million revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			100.0
Outstanding Notes			$ 0.0							0.0
Notes Maturity			30 November 2021
Facility A (US $380 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 380.0
Outstanding Notes			$ 0.0							0.0
Notes Maturity			6 June 2020
Facility B (US $360 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 360.0
Outstanding Notes			$ 0.0							0.0
Notes Maturity			6 June 2021
Facility C (US $550 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 550.0
Outstanding Notes			$ 0.0							0.0
Notes Maturity			6 June 2021
US$1,200 million revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings										1,200.0
Outstanding Notes			$ 250.0							0.0
US$1,200 million revolving credit facilities [member] | Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings									$ 870.0
Facility A (US$600 million 3-year revolving credit facility) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			600.0
Outstanding Notes			$ 250.0							0.0
Notes Maturity			25 July 2022
Facility B (US$600 million 5-year revolving credit facility) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings			$ 600.0
Outstanding Notes			$ 0.0							0.0
Notes Maturity			25 July 2024
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R					R 1,500
Outstanding Notes			$ 0.0							0.0
Notes Maturity			8 May 2023
R 500 million Absa Bank revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R					500
Outstanding Notes			$ 0.0							0.0
Notes Maturity			15 April 2023
US$1,290 million term loan and revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 1,290.0											$ 1,290.0
Outstanding Notes			$ 0.0							0.0				$ 472.0
3 year revolving credit facility [member] | Gold Fields Ghana Holdings [member] | Tranches One [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Remaining Borrowings											600.0
5 year revolving credit facilit [member] | Gold Fields Ghana Holdings [member] | Tranches Two [member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Current Borrowings											$ 600.0
Facility A: US$435 million revolving credit facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Notes Maturity			26 July 2022
Facility A: US$435 million revolving credit facility [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Notes Maturity			25 July 2023
Facility B: US$435 million revolving credit facility [member] | Amendment One [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Notes Maturity			26 July 2024
Facility B: US$435 million revolving credit facility [member] | Amendment One [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Notes Maturity			25 July 2025
Facility A: US$600 million revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Notes Maturity			25 July 2022
Facility B: US$600 million revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Notes Maturity			25 July 2024
AU $ 500 Million Syndicated Revolving Credit Facility Old [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500
Outstanding Notes			$ 0.0							168.5
Notes Maturity			24 May 2021
AU $ 500 Million Syndicated Revolving Credit Facility Old [Member] | Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings								$ 500
AU $ 500 Million Syndicated Revolving Credit Facility New [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings						$ 500
Outstanding Notes			$ 200.0							0.0
Notes Maturity			19 November 2023
AU $ 500 Million Syndicated Revolving Credit Facility New [Member] | Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings							$ 500
R 500 Million Rand Merchant Bank Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings | R					R 500
Outstanding Notes			$ 0.0							$ 0.0
Notes Maturity			15 April 2023